Long-term Debt - Textual (Details) (USD $)	3 Months Ended	12 Months Ended							12 Months Ended			12 Months Ended			12 Months Ended		3 Months Ended				3 Months Ended				2 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 facilities	Dec. 31, 2010	Dec. 31, 2009	Mar. 07, 2011	Oct. 26, 2010	Oct. 07, 2010	Jun. 14, 2006	Dec. 31, 2011 2011 Credit Agreement [Member]	Aug. 05, 2011 2011 Credit Agreement [Member]	May 10, 2011 2011 Credit Agreement [Member]	Dec. 31, 2011 2010 Credit Agreement [Member]	Dec. 31, 2010 2010 Credit Agreement [Member]	Oct. 26, 2010 2010 Credit Agreement [Member]	Dec. 31, 2011 2006 Credit Agreement [Member]	Dec. 31, 2010 2006 Credit Agreement [Member]	Dec. 31, 2010 7.25% Senior Notes Due 2018 [Member]	Dec. 31, 2011 7.25% Senior Notes Due 2018 [Member]	Mar. 07, 2011 7.25% Senior Notes Due 2018 [Member]	Oct. 07, 2010 7.25% Senior Notes Due 2018 [Member]	Dec. 31, 2010 7.75% Senior Notes Due 2022 [Member]	Dec. 31, 2011 7.75% Senior Notes Due 2022 [Member]	Mar. 07, 2011 7.75% Senior Notes Due 2022 [Member]	Oct. 07, 2010 7.75% Senior Notes Due 2022 [Member]	Dec. 01, 2009 8.125% Senior Notes Due 2020 [Member]	Dec. 31, 2011 8.125% Senior Notes Due 2020 [Member]	Dec. 31, 2010 8.125% Senior Notes Due 2020 [Member]	Sep. 30, 2011 10.75% Senior Notes Due 2016 [Member]	Jun. 30, 2011 10.75% Senior Notes Due 2016 [Member]	Dec. 31, 2011 10.75% Senior Notes Due 2016 [Member]	Sep. 01, 2011 10.75% Senior Notes Due 2016 [Member]	Jun. 15, 2011 10.75% Senior Notes Due 2016 [Member]	Dec. 31, 2010 10.75% Senior Notes Due 2016 [Member]	Jun. 14, 2006 10.75% Senior Notes Due 2016 [Member]	Dec. 14, 2009 Floating Rate Senior Notes Due 2014 [Member]	Nov. 30, 2009 Floating Rate Senior Notes Due 2014 [Member]	Nov. 16, 2009 Floating Rate Senior Notes Due 2014 [Member]	Jun. 14, 2006 Floating Rate Senior Notes Due 2014 [Member]	Dec. 31, 2011 8.1% Notes Payable [Member]	Dec. 31, 2011 11.2% Notes Payable [Member]	Dec. 31, 2011 7.8% Notes Payable [Member]	Dec. 31, 2011 6.8% notes payable member [Member]	Dec. 31, 2011 Capital Lease Obligations [Member] Minimum [Member]	Dec. 31, 2011 Capital Lease Obligations [Member] Maximum [Member]
Long Term Debt (Textual) [ Abstract]
Senior Notes, Face Amount					$ 120,000,000		$ 525,000,000	$ 1,000,000,000											$ 60,000,000	$ 275,000,000			$ 60,000,000	$ 250,000,000	$ 290,000,000									$ 625,000,000				$ 375,000,000
Term Loan Payable											100,000,000
Senior Notes, Proceeds Received From Issuance					122,000,000
Senior Notes Issuance, Proceeds Used For Debt Reduction									45,000,000																				77,000,000
Term Loan Issuance, Proceeds Used For Debt Reduction																													100,000,000	100,000,000
Loss on Early Extinguishment of Debt	11,900,000	(38,800,000)	(12,300,000)	(12,500,000)
Revolving Credit Facility, Maximum Borrowing Capacity											500,000,000			500,000,000
Letter of Credit, Subfacility, Maximum Borrowing Capacity											260,000,000			260,000,000
Available Cash, Amounts Used For Debt Reduction															128,600,000													125,000,000	203,000,000
Revolver, Amounts Drawn For Debt Reduction																100,000,000												50,000,000	150,000,000
Term Loan, Quarterly Amortization, Through June 13, 2013									1,250,000
Term Loan, Quarterly Amortization, Through June 30, 2014									1,875,000
Term Loan, Quarterly Amortization, Through March 31, 2016									2,500,000
Term Loan, Interest Rate Terms									(1) LIBOR or (2) the higher of (a) Barclays’ Bank PLC's ("Barclays") prime rate and (b) the federal funds rate			(1) LIBOR or (2) the higher of (a) Barclays' prime rate and (b) the federal funds rate
Term Loan, Basis Spread on Variable Rate									0.50%	2.25%	2.50%	0.50%	3.50%
Revolver, Commitment Fee Percentage									0.50%			0.50%
Term Loan, Variable Rate Basis									LIBOR plus 2.5%
Credit Agreement, Maximum Contractual Future Increase											200,000,000	300,000,000
Revolver, Amount Outstanding	78,000,000	110,000,000	78,000,000
Revolver, Interest Rate at Period End	3.80%	2.60%	3.80%
Letters of Credit, Amount Outstanding	45,600,000	44,600,000	45,600,000			48,700,000
Senior Notes, Issue Price																			1.0325				1.0350		0.98327									0.98505
Senior Notes, Repurchase Price, Change in Control																				101.00%					101.00%
Debt Instrument, Maturity Date																	Oct. 01, 2018				Sep. 15, 2022
Senior Notes, Stated Interest Rate																				7.25%				7.75%	8.125%									10.75%
Debt Instruments, Effective Interest Rate																				7.50%				7.90%	8.70%									11.40%					8.10%	11.20%	7.80%	6.80%	6.60%	9.00%
Senior Notes, Frequency of Periodic Payment																	semiannually in arrears on April 1 and October 1 of each year.				semiannually in arrears on March 15 and September 15 of each year.				semiannually in arrears on February 15 and August 15 of each year.
Senior Notes, Repurchase Amount, Any Twelve-Month Period																				10.00%				10.00%
Senior Notes, Repurchase Price, Any Twelve-Month Period																				103.00%				103.00%
Senior Notes, Amount Outstanding																	275,000,000	336,700,000			250,000,000	312,000,000				285,800,000	285,500,000			0	165,600,000		495,500,000		17,000,000		329,600,000
Senior Notes, Aggregate Principal Amount, Tender Offers and Consents Received																																				313,000,000
Senior Notes, Debt Reduction, Total Consideration Paid																															175,000,000	353,000,000			18,000,000	333,000,000
Senior Notes, Call Price																															1.05375	1.05375			1.030
Senior Notes, Principal Extinguished																																335,000,000
Sale of LTCHs, Proceeds Used for Debt Reduction																												$ 108,000,000
Number of Long-Term Acute Care Hospitals Sold		5